Commitments and Contingencies - Additional Information (Details)	12 Months Ended
Dec. 31, 2014
OSG
Property Plant And Equipment [Line Items]
Charter Terms	On November 14, 2012, Overseas Shipholding Group Inc ('OSG') made a voluntary filing for relief under Chapter 11 of the U.S. Bankruptcy Code. After discussions between the Partnership and OSG, it was agreed to enter into new charters contracts on substantially the same terms as the prior charters but at a bareboat rate of $6.3 per day. OSG has the option of extending the employment of each vessel following the completion of the bareboat charters for an additional two years on a time chartered basis at a rate of $16.5 per day. OSG has an option to purchase each of the three STX vessels at the end of the eighth, ninth or tenth year of the charter, for $38,000, $35,500 and $33,000, respectively, which option is exercisable six months before the date of completion of the eighth, ninth or tenth year of the charter. The expiration date above may therefore change depending on whether the charterer exercises its purchase option.
M/V Archimidis and M/V Agamemnon
Property Plant And Equipment [Line Items]
Charter Terms	M/V Archimidis and the M/V Agamemnon are employed on time charters with Maersk at a gross rate of US $34.0 per day with earliest redelivery in October 2015 and July 2015, respectively. Maersk has the option to extend the charter of both vessels for an additional four years at a gross rate of $31.5 and $30.5 per day, respectively for the fourth and fifth year and $32.0 per day for the final two years. If all options were to be exercised, the employment of the vessels would extend to July 2019 for the M/V Agamemnon and October 2019 for the M/V Archimidis.
CMTC
Property Plant And Equipment [Line Items]
Charter Terms	The vessel owning companies of the M/T Amoureux and the M/T Aias have entered into a one year time charter with Capital Maritime at a gross rate of $24.0 per day for each vessel with profit share on actual earnings settled every six months. The charters were commenced in January 2014 and December 2013 respectively. Furthermore in December, 2014 the M/T Aias was chartered by Repsol Trading S.A. under time charter for a period of three years at a gross daily rate of $26.5. The charter commenced in February, 2015.
M/T Atlantas (M/T British Ensign)
Property Plant And Equipment [Line Items]
Charter Terms	The M/T British Ensign is continuing its bareboat charter with BP after the completion of its charter in April 2014 for an additional 24 months at a bareboat rate of $6.8 per day. BP has the option to extend the duration of the charter for up to a further 12 months either as bareboat charter at a bareboat rate of $7.3 per day for the optional periods if declared or on a time charter basis during the optional periods at a time charter rate of $14.3 per day, if declared. The M/T British Envoy is continuing its bareboat charter with BP after the completion of the current charter in July 2014 for an additional 18 months at a bareboat rate of $7.0 per day. BP has the option to extend the charter duration for up to a further 12 months either as a bareboat charter at a bareboat rate $7.3 per day for the optional periods, if declared or as a time charter at a time charter rate of $14.3 per day, if declared. The M/T British Emissary will continue its bareboat charter with BP after the completion of its current charters in March 2015 for an additional 24 months at a bareboat rate of $7.0 per day. BP has the option to extend the duration of the charter for up to a further 12 months either as bareboat charter at a bareboat rate of $7.3 per day for the optional periods if declared or on a time charter basis during all optional periods at a time charter rate of $14.3 per day if declared.
CMTC
Property Plant And Equipment [Line Items]
Charter Terms	For the M/T Agisilaos, the M/T Avax, the M/T Atrotos, and the M/T Assos CMTC has the option to extend the respective charters for one additional year at a gross daily rate of $14.5, $15.3, $15.3 and $15.3 respectively.
CSSA
Property Plant And Equipment [Line Items]
Charter Terms	CSSA has the option to extend the M/T Alkiviadis charter for one additional year at a gross daily rate of $15.1.